Costs and expenses by nature - Selling and administrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Costs and expenses by nature
Selling	$ 88	$ 92	$ 95
Personnel	224	181	212
Services	114	85	92
Depreciation and amortization	49	56	62
Advertisement	17	7	20
Others	62	66	42
Selling and administrative expenses	$ 554	$ 487	$ 523